IMPACTS OF COVID-19	12 Months Ended
Dec. 31, 2021
IMPACTS OF COVID-19
IMPACTS OF COVID-19

3.    IMPACTS OF COVID-19

The coronavirus pandemic has led to a global economic crisis. Due to higher demand for certain telecommunications services the impact of the crisis has been felt less severely by the telecommunication industry and the Group than by other industries. Business activities and thus the results of operations and financial position of the Group were impacted by the coronavirus pandemic in various business areas, affecting revenue and earnings, although not to any significant extent. The main negative effects on the Group results for the first half of the financial year 2020 were increased expected credit loss allowance recognized in respect to the Group’s financial assets as well as the impairment of the e-ticketing business. Notwithstanding the foregoing, during the second half of the financial year 2020 and in the financial year 2021 the Group experienced only minor customer payment defaults as a consequence of COVID-19, such that the expected credit loss has since returned to its normal level.

Generally, the global COVID-19 situation remains uncertain and subject to change and could further impact the economies and financial markets of many regions, including the countries in which the Group operates, which in turn could impact consumer and business spending patterns and the Group’s operating results.